Lease Obligations	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease Obligations
19. Lease Obligations
The Company determines if an arrangement is a lease at inception. Operating leases are included in Other assets, Other current liabilities and Other liabilities in the Consolidated Balance Sheets.
Right-of-use
assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease right-of-use
assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. In determining the present value of lease payments, the Company uses its incremental borrowing rate which is based on the information available at the lease commencement date. The Company’s lease terms may include options to extend or not terminate the lease when it is reasonably certain that it will exercise any such options. Leases with an initial term of 12 months or less are not recorded on the balance sheet. Lease expense is recognized on a straight-line basis over the expected lease term.
The Company’s most significant leases are office facilities. For these leases, the Company has elected the practical expedient permitted under Accounting Standards Update
2016-02,
“Leases (Topic 842)” (“ASC 842”) to combine lease and
non-lease
components. As a result,
non-lease
components are accounted for as an element within a single lease. The Company’s remaining operating leases are primarily comprised of equipment leases. The Company also leases certain IT equipment under finance leases which are reflected on the Company’s Consolidated Balance Sheets as computer equipment within Fixed assets, net.
Certain of the Company’s operating lease agreements include variable payments that are passed through by the landlord, such as insurance, taxes, common area maintenance, payments based on the usage of the asset, and rental payments adjusted periodically for inflation. These variable payments are not included in the lease liabilities reflected on the Company’s Consolidated Balance Sheets.
The Company does sublease portions of our buildings to third parties. The right of use liability associated with these leases are not offset with expected rental incomes, as we remain primarily obligated for the leases.
The Company’s lease agreements do not contain material residual value guarantees, restrictions, or covenants.
The components of lease expense were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31,	Six Months Ended December 31,	Six Months Ended June 30,	Year Ended December 31,
	2022	2021	2021	2020
Operating lease cost	$25	$14	$16	$40
Finance lease cost:
Amortization of leased assets	25	12	13	21
Interest of lease liabilities	3	2	2	4
Variable and short-term lease cost	6	3	3	6
Sublease income	(8)	(3)	(4)	(6)

Total lease cost	$51	$28	$30	$65

Supplemental balance sheet information related to leases was as follows (in millions, except lease term and discount rate):

	Successor
	December 31, 2022	December 31, 2021
Operating Leases
Operating lease right-of-use assets	$86	$120
Current operating lease liabilities	34	44
Noncurrent operating lease liabilities	103	139

Total operating lease liabilities	$137	$183

Finance Leases
Fixed assets, net	$46	$62
Current finance lease liabilities	25	27
Noncurrent finance lease liabilities	18	34

Total finance lease liabilities	$43	$61

Weighted Average Remaining Lease Term (in years)
Operating leases	6.5	5.8
Finance leases	2.0	2.7
Weighted Average Discount Rate
Operating leases	4.6%	4.3%
Finance leases	4.3%	4.4%
Supplemental cash flow and other information related to leases was as follows (in millions):

	Successor		Predecessor
	Year Ended December 31,	Six Months Ended December 31,	Six Months Ended June 30,	Year Ended December 31,
	2022	2021	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$48	$27	$22	$42
Operating cash flows from finance leases	2	2	2	4
Financing cash flows from finance leases	30	14	17	24
Right-of use assets obtained in exchange for lease obligations
Operating leases	$11	$2	$10	$26
Finance leases	9	2	2	62

Future lease payments for lease obligations with initial terms in excess of one year as of December 31, 2022 are as follows (in millions):

	Finance Leases	Operating Leases
2023	$21	$37
2024	18	33
2025	5	19
2026	—	17
2027	—	15
Thereafter	—	28

Total lease payments	44	149
Less: amount representing interest	(1)	(19)

Total lease obligations, net	43	130
Less: current portion of lease obligations, net	(25)	(34)

Total long-term portion of lease obligations, net	$18	$96

The operating lease future lease payments include sublease rental income of $6 million, $5 million and $2 million for 2023, 2024, 2025, respectively.